UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02319

Fort Dearborn Income Securities, Inc.

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Bruce G. Leto, Esq.
Stradley Ronon Stevens & Young LLP
2600 One Commerce Square
Philadelphia, PA 19103

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2008

Item 1. Schedule of Investments

Fort Dearborn Income Securities, Inc. — Portfolio of investments
December 31, 2008 (unaudited)

	Face
Security description	amount	Value

Bonds — 98.43%
Corporate bonds — 61.49%
Canada — 1.69%
Anadarko Finance Co.,
Series B,
7.500%, due 05/01/31	$380,000	$336,025
Canadian National Railway Co.,
6.375%, due 11/15/37	625,000	685,565
6.900%, due 07/15/28	285,000	320,018
Canadian Natural Resources Ltd.,
6.750%, due 02/01/39	1,020,000	847,198

Total Canada corporate bonds		2,188,806

Cayman Islands — 0.82%
Transocean Ltd.,
6.800%, due 03/15/38	535,000	477,192
7.500%, due 04/15/31	620,000	583,004

Total Cayman Islands corporate bonds		1,060,196

Luxembourg — 0.57%
Telecom Italia Capital SA,
6.375%, due 11/15/33	1,060,000	742,000

Netherlands — 1.73%
Deutsche Telekom International Finance BV,
6.750%, due 08/20/18	520,000	527,285
E. ON International Finance BV,
6.650%, due 04/30/38(1)	725,000	673,411
Shell International Finance BV,
6.375%, due 12/15/38	925,000	1,040,615

Total Netherlands corporate bonds		2,241,311

Spain — 0.34%
Telefonica Emisiones SAU,
6.221%, due 07/03/17	440,000	433,487

Switzerland — 0.83%
Credit Suisse,
6.000%, due 02/15/18	1,165,000	1,069,849

United Kingdom — 2.02%
Abbey National PLC,
7.950%, due 10/26/29	750,000	653,273
AstraZeneca PLC,
6.450%, due 09/15/37	745,000	846,827
British Telecommunications PLC,
9.125%, due 12/15/30	365,000	387,974
Royal Bank of Scotland Group PLC,
7.640%, due 09/29/17(2),(3)	700,000	278,799
Vodafone Group PLC,
5.625%, due 02/27/17	480,000	452,279

Total United Kingdom corporate bonds		2,619,152

United States — 53.49%
Abbott Laboratories,
6.150%, due 11/30/37	635,000	749,240
Allergan, Inc.,
5.750%, due 04/01/16	1,300,000	1,243,739
Allstate Corp.,
5.950%, due 04/01/36	550,000	465,627
Altria Group, Inc.,
9.700%, due 11/10/18	460,000	497,182
9.950%, due 11/10/38	175,000	190,542
American Honda Finance Corp.,
7.625%, due 10/01/18(1)	225,000	221,105
American International Group, Inc.,
5.850%, due 01/16/18	1,180,000	790,936
Anheuser-Busch Cos., Inc.,
6.450%, due 09/01/37	400,000	360,224
Apache Corp.,
6.000%, due 01/15/37	575,000	557,563
Archer-Daniels-Midland Co.,
6.450%, due 01/15/38	350,000	354,605

Fort Dearborn Income Securities, Inc. — Portfolio of investments
December 31, 2008 (unaudited)

	Face
Security description	amount	Value

Bonds — (continued)
Corporate bonds — (continued)
United States — (continued)
AT&T, Inc.,
6.450%, due 06/15/34	$995,000	$1,041,382
6.500%, due 09/01/37	975,000	1,050,065
Bank of America Corp.,
5.420%, due 03/15/17	2,200,000	1,955,521
Bear Stearns Cos.,
7.250%, due 02/01/18	1,310,000	1,435,571
BellSouth Corp.,
6.550%, due 06/15/34	1,015,000	1,029,209
Bristol-Myers Squibb Co.,
5.875%, due 11/15/36	850,000	903,932
Burlington Northern Santa Fe Corp.,
7.082%, due 05/13/29	745,000	751,481
Caterpillar Financial Services Corp.,
5.450%, due 04/15/18	340,000	318,337
Citigroup, Inc.,
6.125%, due 05/15/18	1,535,000	1,552,072
6.875%, due 03/05/38	1,195,000	1,359,775
Comcast Corp.,
6.950%, due 08/15/37	2,250,000	2,369,367
ConocoPhillips,
5.900%, due 05/15/38	395,000	387,938
Consolidated Edison Co. of New York, Inc.,
Series 2008-B,
6.750%, due 04/01/38	340,000	363,278
7.125%, due 12/01/18	400,000	430,109
CRH America, Inc.,
6.000%, due 09/30/16	310,000	193,066
CVS Caremark Corp.,
6.250%, due 06/01/27	1,050,000	976,292
Daimler Finance North America LLC,
8.500%, due 01/18/31	845,000	617,883
Dominion Resources, Inc.,
Series B,
5.950%, due 06/15/35	495,000	422,946
Dow Chemical Co.,
5.700%, due 05/15/18	155,000	137,703
DTE Energy Co.,
6.350%, due 06/01/16	500,000	448,092
Duke Energy Carolinas LLC,
6.050%, due 04/15/38	350,000	383,954
ERAC USA Finance Co.,
7.000%, due 10/15/37(1)	440,000	242,341
8.000%, due 01/15/11(1)	1,065,000	999,065
Exelon Generation Co. LLC,
5.350%, due 01/15/14	1,015,000	927,091
Florida Power & Light Co.,
5.650%, due 02/01/35	355,000	378,333
Florida Power Corp.,
6.350%, due 09/15/37	215,000	238,298
Fortune Brands, Inc.,
5.375%, due 01/15/16	765,000	638,969
General Electric Capital Corp.,
5.625%, due 05/01/18	330,000	332,392
5.875%, due 01/14/38	1,820,000	1,781,525
GlaxoSmithKline Capital, Inc.,
6.375%, due 05/15/38	800,000	903,868
GMAC LLC,
6.875%, due 09/15/11(1)	202,000	165,491
Goldman Sachs Group, Inc.,
6.150%, due 04/01/18	815,000	783,183
6.750%, due 10/01/37	1,085,000	880,877
Hartford Financial Services Group, Inc.,
6.000%, due 01/15/19	510,000	370,669
HSBC Bank USA N.A.,
5.625%, due 08/15/35	855,000	804,361
ICI Wilmington, Inc.,
5.625%, due 12/01/13	850,000	819,482
Johnson & Johnson,
5.850%, due 07/15/38	175,000	211,426
JP Morgan Chase Capital XXV, Series Y,
6.800%, due 10/01/37	1,100,000	1,013,523
JPMorgan Chase & Co.,
6.400%, due 05/15/38	555,000	656,543

Fort Dearborn Income Securities, Inc. — Portfolio of investments
December 31, 2008 (unaudited)

	Face
Security description	amount	Value

Bonds — (continued)
Corporate bonds — (continued)
United States — (continued)
Kimberly-Clark Corp.,
7.500%, due 11/01/18	$350,000	$412,146
Kinder Morgan Energy Partners LP,
5.125%, due 11/15/14	580,000	505,294
5.800%, due 03/15/35	1,130,000	786,703
Kraft Foods Inc.,
6.875%, due 01/26/39	440,000	440,790
Kroger Co.,
6.900%, due 04/15/38	650,000	681,127
Lehman Brothers Holdings, Inc.,
6.750%, due 12/28/17(4)	585,000	58
6.875%, due 05/02/18(4)	785,000	74,575
McDonald’s Corp.,
6.300%, due 03/01/38	275,000	303,326
Merck & Co., Inc.,
6.400%, due 03/01/28	520,000	573,864
Merrill Lynch & Co., Inc.,
5.700%, due 05/02/17	400,000	354,382
6.875%, due 04/25/18	365,000	381,799
MetLife Inc.,
Series A,
6.817%, due 08/15/18	665,000	633,347
MidAmerican Energy Holding Co.,
5.950%, due 05/15/37	900,000	816,078
Morgan Stanley,
6.625%, due 04/01/18	845,000	741,310
7.250%, due 04/01/32	355,000	304,568
Mosaic Co.,
7.375%, due 12/01/14(1)	950,000	779,000
National Rural Utilities Cooperative
Finance Corp.,
10.375%, due 11/01/18	315,000	368,679
New Cingular Wireless Services, Inc.,
8.750%, due 03/01/31	945,000	1,181,331
News America, Inc.,
6.200%, due 12/15/34	695,000	634,220
Norfolk Southern Corp.,
5.750%, due 04/01/18	340,000	330,836
Northrop Grumman Systems Corp.,
7.125%, due 02/15/11	425,000	441,900
Nustar Logistics,
7.650%, due 04/15/18	575,000	527,088
Oncor Electric Delivery Co,
6.800%, due 09/01/18(1)	425,000	407,573
Oracle Corp.,
6.500%, due 04/15/38	550,000	605,527
Pacific Gas & Electric Co.,
6.050%, due 03/01/34	540,000	573,512
8.250%, due 10/15/18	275,000	330,402
Pemex Project Funding Master Trust,
5.750%, due 03/01/18(1)	685,000	604,512
PepsiCo Inc.,
7.900%, due 11/01/18	260,000	318,668
Philip Morris International, Inc.,
6.375%, due 05/16/38	695,000	722,845
PPL Energy Supply LLC,
6.000%, due 12/15/36	370,000	239,164
Progressive Corp.,
6.250%, due 12/01/32	275,000	236,305
Prologis,
5.625%, due 11/15/15	825,000	410,574
Prudential Financial, Inc.,
6.625%, due 12/01/37	425,000	289,768
PSEG Power LLC,
8.625%, due 04/15/31	695,000	707,878
Safeway Inc.,
7.450%, due 09/15/27	725,000	726,336
San Diego Gas & Electric Co.,
Series FFF,
6.125%, due 09/15/37	450,000	494,680

Fort Dearborn Income Securities, Inc. — Portfolio of investments
December 31, 2008 (unaudited)

	Face
Security description	amount	Value

Bonds — (continued)
Corporate bonds — (concluded)
United States — (concluded)
Schering-Plough Corp.,
6.550%, due 09/15/37	$525,000	$529,217
Simon Property Group LP,
5.375%, due 06/01/11	300,000	253,539
South Carolina Electric & Gas Co.,
6.500%, due 11/01/18	105,000	117,527
Southern California Edison Co.,
Series 2006-E,
5.550%, due 01/15/37	375,000	394,989
Sprint Capital Corp.,
6.875%, due 11/15/28	1,280,000	761,600
Target Corp.,
6.500%, due 10/15/37	290,000	249,015
7.000%, due 07/15/31	305,000	280,172
Teva Pharmaceutical Finance LLC,
5.550%, due 02/01/16	715,000	704,719
Time Warner Cable, Inc.,
7.300%, due 07/01/38	600,000	623,321
8.750%, due 02/14/19	410,000	445,807
Time Warner, Inc.,
7.625%, due 04/15/31	1,030,000	1,012,294
Travelers Property Casualty Corp.,
6.375%, due 03/15/33	350,000	331,232
Union Electric Co.,
6.700%, due 02/01/19	340,000	309,802
Union Pacific Corp.,
7.875%, due 01/15/19	180,000	205,637
UnitedHealth Group, Inc.,
6.875%, due 02/15/38	865,000	757,403
Valero Energy Corp.,
6.625%, due 06/15/37	360,000	264,781
7.500%, due 04/15/32	885,000	707,578
Verizon Communications, Inc.,
6.900%, due 04/15/38	520,000	585,132
Verizon New York, Inc.,
Series B,
7.375%, due 04/01/32	1,085,000	906,290
Virginia Electric & Power Co.,
8.875%, due 11/15/38	400,000	506,225
Wachovia Bank N.A.,
5.850%, due 02/01/37	1,175,000	1,147,083
Wal-Mart Stores, Inc.,
6.500%, due 08/15/37	900,000	1,068,583
Washington Mutual Bank,
5.500%, due 01/15/13(4)	750,000	75
Washington Mutual Preferred Funding LLC,
9.750%, due 12/15/17(1),(2),(3),(4)	1,300,000	130
Waste Management, Inc.,
6.100%, due 03/15/18	700,000	605,461
WellPoint, Inc.,
5.850%, due 01/15/36	705,000	575,938
Wells Fargo Bank N.A.,
5.950%, due 08/26/36	1,180,000	1,223,551
Weyerhaeuser Co.,
7.375%, due 03/15/32	665,000	431,751
Wisconsin Power & Light Co.,
7.600%, due 10/01/38	175,000	205,722
Xerox Corp.,
6.350%, due 05/15/18	540,000	422,331

Total United States corporate bonds		69,273,243

Total corporate bonds
(cost $87,388,433)		79,628,044

Asset-backed securities — 4.14%
United States — 4.14%
Citibank Credit Card Issuance Trust,
Series 2002-A8, Class A8,
2.066%, due 11/07/11(2)	750,000	717,419
Series 2007-A3, Class A3,
6.150%, due 06/15/39	390,000	268,633
CPL Transition Funding LLC,
Series 2002-1, Class A5,
6.250%, due 01/15/17	3,000,000	2,972,948

Fort Dearborn Income Securities, Inc. — Portfolio of investments
December 31, 2008 (unaudited)

	Face
Security description	amount	Value

Bonds — (continued)
Asset-backed securities — (concluded)
United States — (concluded)
Ford Credit Auto Owner Trust,
Series 2007-B, Class A3A,
5.150%, due 11/15/11	$320,000	$307,337
MBNA Credit Card Master Note Trust,
Series 2004-A7, Class A7,
1.295%, due 12/15/11(2)	750,000	728,591
Small Business Administration,
Series 2004-P10B, Class 1,
4.754%, due 08/10/14	368,415	369,904

Total asset-backed securities
(cost $5,743,772)		5,364,832

Commercial mortgage-backed securities — 3.70%
United States — 3.70%
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PWR7, Class A2,
4.945%, due 02/11/41	696,856	591,835
Series 2006-T24, Class A4,
5.537%, due 10/12/41	600,000	502,271
Series 2006-PW12, Class A4,
5.718%, due 09/11/38(2)	600,000	488,095
GS Alternative Mortgage Product II,
Series 2006-GG8, Class A2,
5.479%, due 11/10/39	320,000	266,124
Series 2007-GG10, Class A4,
5.799%, due 08/10/45(2)	3,515,000	2,550,683
Morgan Stanley Capital I,
Series 2006-HQ10, Class A4,
5.328%, due 11/12/41	500,000	389,993

Total commercial mortgage-backed securities
(cost $4,260,897)		4,789,001

Mortgage & agency debt securities — 15.40%
United States — 15.40%
Federal Home Loan Mortgage Corp.,†
3.500%, due 05/29/13	890,000	928,591
4.875%, due 06/13/18	1,610,000	1,850,357
5.000%, due 01/30/14	30,000	33,537
Federal Home Loan Mortgage Corp. Gold Pools,†
#E01127, 6.500%, due 02/01/17	119,995	124,671
Federal National Mortgage Association,†
2.875%, due 12/11/13	1,340,000	1,372,526
3.500%, due 04/28/11	190,000	191,338
5.250%, due 08/01/12	245,000	258,235
5.625%, due 07/15/37	1,500,000	1,935,261
Federal National Mortgage Association Grantor Trust,†
Series 2002-T19, Class A1,
6.500%, due 07/25/42	295,029	307,106
Federal National Mortgage Association Pools,†
#688066, 5.500%, due 03/01/33	329,977	339,427
#793666, 5.500%, due 09/01/34	1,639,995	1,684,140
#802481, 5.500%, due 11/01/34	293,059	300,948
#888016, 5.500%, due 05/01/36	2,498,434	2,564,124
#596124, 6.000%, due 11/01/28	210,273	218,266
#988988, 6.000%, due 09/01/38	5,160,002	5,317,441
#253824, 7.000%, due 03/01/31	97,596	103,354
Federal National Mortgage Association REMIC,†
Series 1993-106, Class Z,
7.000%, due 06/25/13	41,637	43,746
Government National Mortgage Association Pools,
#781029, 6.500%, due 05/15/29	64,492	67,786
GSR Mortgage Loan Trust,
Series 2006-2F, Class 3A4,
6.000%, due 02/25/36	1,300,000	958,758
Residential Funding Mortgage Securitization I, Inc.,
Series 2006-S6, Class M2,
6.000%, due 07/25/36	1,274,398	104,740

Fort Dearborn Income Securities, Inc. — Portfolio of investments
December 31, 2008 (unaudited)

	Face
Security description	amount	Value

Bonds — (concluded)
Mortgage & agency debt securities — (concluded)
United States — (concluded)
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-18, Class A2,
5.250%, due 12/25/33	$1,196,643	$1,238,297

Total mortgage & agency debt securities
(cost $20,419,075)		19,942,649

Municipal bonds — 3.50%
Illinois — 1.59%
Illinois State Taxable Pension,
5.100%, due 06/01/33	2,350,000	2,058,553

New Jersey — 1.91%
New Jersey Economic Development
Authority Revenue Bonds,
Series B, 10.683%, due 02/15/18(5)	5,000,000	2,481,100

Total municipal bonds
(cost $4,715,171)		4,539,653

US government obligations — 9.48%
US Treasury Bonds,
4.375%, due 02/15/38	50,000	66,969
4.500%, due 05/15/38	2,200,000	3,002,657
4.750%, due 02/15/37	2,240,000	3,121,301
8.125%, due 08/15/19	165,000	243,865
US Treasury Inflation Indexed Notes (TIPS),
1.375%, due 07/15/18	2,360,000	2,216,709
2.000%, due 01/15/16	3,110,000	3,249,842
US Treasury Notes,
3.750%, due 11/15/18	330,000	373,570

Total US government obligations
(cost $10,981,693)		12,274,913

Non US-government obligation — 0.72%
Mexico — 0.72%
United Mexican States,
6.750%, due 09/27/34
(cost $649,124)	890,000	938,950

Total bonds
(cost $134,158,165)		127,478,042

	Shares

Preferred stock — 0.01%
United States — 0.01%
Preferred Blocker, Inc.,
9.000%, due 12/31/11(1)
(cost $34,713)	42	10,500

	Units

Short-term investment — 0.39%
Other — 0.39%
UBS Supplementary Trust—U.S. Cash
Management Prime Fund, 1.54%(6),(7)
(cost $501,345)	501,345	501,345

Total investments(8) — 98.83%
(cost $134,694,223)		127,989,887
Cash and other assets, less liabilities — 1.17%		1,512,109

Net assets — 100.00%		$129,501,996

Notes to portfolio of investments
Aggregate cost for federal income tax purposes, which was the same for book purposes, was $134,694,223; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$6,203,755
Gross unrealized depreciation	(12,908,091)

Net unrealized depreciation	$(6,704,336)

†	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, the value of these securities amounted to $4,103,128 or 3.17% of net assets.
(2)	Floating rate security—The interest rate shown is the current rate as of December 31, 2008.
(3)	Perpetual bond security. The maturity date reflects the next call date.
(4)	Security is in default.
(5)	Zero coupon bond. The rate shown is the effective yield at December 31, 2008.
(6)	The rate shown reflects the yield at December 31, 2008.
(7)	The table below details the Fund’s investment in a security issued by a fund that is advised by the same advisor as the Fund. The advisor does not earn a management fee from UBS Supplementary Trust.

Income
earned from
		Purchases	Sales during		affiliate for
		during the	the three		the three
		three months	months		months
	Value at	ended	ended	Value at	ended
Security description	09/30/08	12/31/08	12/31/08	12/31/08	12/31/08

UBS Supplementary Trust—U.S. Cash Management Prime Fund	$5,707,328	$17,759,866	$22,965,849	$501,345	$26,913

(8)	The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of portfolio securities. Securities traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available on the valuation date prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Securities listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at a “fair value,” that value is likely to be different from the last quoted market price for the security. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment manager of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities; and the evaluation of forces which influence the market in which the securities are purchased and sold. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company.

In September 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks.
Level 3 – Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s assets:

		Measurements at 12/31/08

	Quoted prices in
	active markets for	Significant other	Unobservable
	identical assets	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Assets
Securities	$0	$127,989,887	$0	$127,989,887
Derivatives	0	0	0	0

Total	$0	$127,989,887	$0	$127,989,887

Liabilities
Securities sold short	$0	$0	$0	$0
Derivatives	0	0	0	0

Total	$0	$0	$0	$0

GMAC	General Motors Acceptance Corp.
GS	Goldman Sachs
GSR	Goldman Sachs Residential
REMIC	Real Estate Mortgage Investment Conduit
TIPS	Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury security of the same maturity.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated September 30, 2008.

Industry diversification (unaudited)
As a percentage of net assets as of December 31, 2008

Bonds
Corporate bonds
Aerospace & defense	0.34%
Auto manufacturers	0.48
Beverages	0.53
Building materials	0.15
Capital markets	2.71
Chemicals	1.34
Commercial banks	4.00
Commercial services & supplies	1.43
Diversified financial services	9.15
Diversified telecommunication services	5.76
Electric utilities	6.03
Energy equipment & services	0.82
Food & staples retailing	2.67
Food products	0.61
Health care providers & services	1.02
Hotels, restaurants & leisure	0.23
Household durables	0.49
Household products	0.32
Insurance	2.41
Media	3.92
Multiline retail	0.41
Multi-utilities	0.68
Office electronics	0.33
Oil, gas & consumable fuels	5.07
Paper & forest products	0.33
Pharmaceuticals	5.14
Real estate investment trusts (REITs)	0.52
Road & rail	1.78
Software	0.47
Tobacco	1.09
Wireless telecommunication services	1.26

Total corporate bonds	61.49
Asset-backed securities	4.14
Commercial mortgage-backed securities	3.70
Mortgage & agency debt securities	15.40
Municipal bonds	3.50
US government obligations	9.48
Non US-government obligation	0.72

Total bonds	98.43
Preferred stock
Diversified financial services	0.01
Short-term investment	0.39

Total investments	98.83
Cash and other assets, less liabilities	1.17

Net assets	100.00%

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fort Dearborn Income Securities, Inc.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	March 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	March 2, 2009

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer & Principal Accounting Officer

Date:	March 2, 2009